Vessels and other fixed assets, net - Capital leases (Table) (Details) - USD ($) $ in Thousands	Jun. 30, 2017	Dec. 31, 2016
Twelve month periods ending
Lease commitments - current portion	$ 9,120	$ 6,235
Lease commitments - non-current portion	225,716	152,613
Capital Lease Obligations
Twelve month periods ending
June 30, 2018	22,465
June 30, 2019	29,691
June 30, 2020	32,764
June 30, 2021	32,452
June 30, 2022	32,500
June 30, 2023 and thereafter	163,218
Total capital lease minimum payments	313,090
Unamortized deferred finance fees	37	$ 39
Total lease commitments, net	313,053
Excluding bareboat interest	78,217
Total lease commitments	234,836
Lease commitments - current portion	9,120
Lease commitments - non-current portion	$ 225,716